UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03253

Exact name of registrant as specified in charter:	COMMAND Money Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	6/30/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

.

ANNUAL REPORT

JUNE 30, 2004

COMMAND MONEY FUND

COMMAND GOVERNMENT FUND

COMMAND TAX-FREE FUND

FUND TYPE

Money market

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio hold-ings are for the period covered by this report and are subject to change thereafter.

Your Funds’ Performance

Fund objectives

COMMAND Money Fund and COMMAND Government Fund seek high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Funds will achieve their respective investment objectives.

COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. There can be no assurance that the Fund will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Funds.

Fund Facts as of 6/30/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
COMMAND Money Fund	0.75%	$1.00	24 Days	$3,551
iMoneyNet, Inc. Taxable Prime Retail Avg.[1]	0.46%	N/A	47 Days	N/A
COMMAND Government Fund	0.95%	$1.00	48 Days	$363
iMoneyNet, Inc. Government & Agency Retail Avg.[2]	0.43%	N/A	47 Days	N/A
COMMAND Tax-Free Fund	0.55%	$1.00	29 Days	$1,613
iMoneyNet, Inc. Tax-Free National Retail Avg.[3]	0.45%	N/A	34 Days	N/A

[1]	iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays for taxable retail money funds. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of June 29, 2004, the closest date to the end of our reporting period.

[2]	iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays for taxable government money funds. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of June 29, 2004, the closest date to the end of our reporting period.

[3]	iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for tax-free money funds. This is the data of all funds in the iMoneyNet, Inc. Tax-Free National Retail Average category as of June 28, 2004, the closest date to the end of our reporting period.

COMMAND Funds	1

Investment Adviser’s Report – Command Money Fund Prudential Investment Management, Inc.

Money markets faced lingering low interest rates

During COMMAND Money Fund’s fiscal year that began July 1, 2003, interest rates on money market securities lingered at low levels until late in the reporting period. At that time they turned moderately higher because economic data raised expectations in the financial markets that the Federal Reserve (the Fed) would soon increase short-term interest rates. The U.S. job market had finally begun to strengthen along with the rest of the economy, and inflation had picked up. In an effort to scale back monetary stimulus in the economy, the Fed increased its target for the federal funds rate—the interest rate banks charge each other for overnight loans—by a quarter point to 1.25% on June 30, 2004.

Despite the generally low level of interest rates, COMMAND Money Fund provided a competitive yield, and its net asset value (NAV) remained at $1 per share throughout its fiscal year. We believe COMMAND Money Fund benefited from our efforts to maintain a diversified portfolio of high-quality, short-term debt securities of federal agencies, banks, and corporations. Our strategy also prepared COMMAND Money Fund to accommodate an outflow of assets that began in late 2003 associated with the integration of the former Prudential Securities brokerage business with Wachovia Securities, LLC. This process should be completed in September 2004.

Evaluating investment opportunities in a challenging market

Through comparative analysis of different sectors of money market securities, we identified attractive investment opportunities, including certain federal agency discount notes. The Federal Home Loan Mortgage Corporation (Freddie Mac), a U.S. government-sponsored enterprise that buys mortgages and packages them into mortgage-backed securities, restated its earnings in the summer of 2003 because of accounting irregularities, resulting in an increase in earnings. Because of this news, Freddie Mac notes cheapened in relation to comparable corporate debt securities. This partly reflected uncertainty about how Freddie Mac and the Federal National Mortgage Association (Fannie Mae) would be regulated in the future to prevent such problems from recurring. We capitalized on this window of opportunity by purchasing unsecured Freddie Mac and Fannie Mae discount notes, which provided incremental yield that benefited COMMAND Money Fund.

In the autumn of 2003 we adjusted our strategy by selling some of the longer-term money market securities held by COMMAND Money Fund and purchasing securities with shorter maturity dates. This helped provide the flexibility needed to meet the aforementioned outflow of assets that started around that time. The calendar year that began in 2004 brought opportunities to invest in attractively priced money market securities in the three- to five-month maturity range. However, as 2004 continued, we increasingly emphasized shorter-term securities to meet the ongoing and anticipated withdrawals from COMMAND Money Fund.

2

Investment Adviser’s Report – Command Government Fund Prudential Investment Management, Inc.

Long wait for a U.S. short-term interest-rate hike

Interest rates on money market securities hovered at low levels for most of COMMAND Government Fund’s fiscal year that began July 1, 2003. This occurred as the Federal Reserve (the Fed) initially left short-term interest rates at historic lows to support the U.S. economy, which at that time was creating few new jobs. However, money market yields rose late in the reporting period after an improving job market and a moderate pick-up in inflation suggested that the Fed would soon tighten monetary policy in an effort to lessen monetary stimulus in the economy. The widely anticipated increase occurred on June 30, 2004. The target for the federal funds rate—the interest rate banks charge each other for overnight loans—was raised a quarter point to 1.25%.

Throughout its fiscal year that ended June 30, 2004, COMMAND Government Fund provided a competitive yield, and its net asset value (NAV) remained at $1 per share. We believe COMMAND Government Fund benefited from our investment strategy aimed at enhancing its yield in the low-interest-rate environment. Our strategy also prepared COMMAND Government Fund to accommodate an outflow of assets that began in late 2003 associated with the integration of the former Prudential Securities brokerage business with Wachovia Securities, LLC. This process should be completed in September 2004.

Finding attractive value amid federal agency securities

By comparing different sectors of money market securities, we determined that certain federal agency discount notes represented an attractive investment opportunity. For example, the Federal Home Loan Mortgage Corporation (Freddie Mac), a U.S. government-sponsored enterprise that buys mortgages and packages them into mortgage-backed securities, restated its earnings in the summer of 2003 because of accounting irregularities, resulting in an increase in earnings. Because of this news, Freddie Mac notes cheapened in relation to comparable corporate debt securities. This partly reflected uncertainty about how Freddie Mac and the Federal National Mortgage Association (Fannie Mae) would be regulated in the future to prevent such problems from recurring. We capitalized on this window of opportunity by purchasing unsecured Freddie Mac and Fannie Mae discount notes, which provided incremental yield that benefited COMMAND Government Fund.

In the autumn of 2003 we adjusted our strategy by selling some of the longer-term money market securities held by COMMAND Government Fund and purchasing securities with shorter maturity dates. This helped provide the flexibility needed to meet the aforementioned outflow of assets that started around that time.

The calendar year that began in 2004 brought additional attractive investment opportunities in federal agency notes. These notes were scheduled to mature in 13 months but could be retired early (called) by their respective issuers in three months. The callable notes featured relatively attractive yields to compensate investors for this early maturity option. Some federal agency notes held by COMMAND Government Fund were called while others were not. Those notes that were called still benefited COMMAND Government Fund by providing incremental yield during the time they were held in the portfolio.

As the reporting period drew to a close, we increasingly emphasized money market securities due in three months or less along with repurchase agreements, an alternative type of short-term investment. Focusing on shorter-term securities was necessary to meet the ongoing and anticipated withdrawals from COMMAND Government Fund.

COMMAND Funds	3

Investment Adviser’s Report – Command Tax-Free Fund Prudential Investment Management, Inc.

Maintaining our conservative investment strategy

Money market funds that invest in municipal securities provide a viable short-term investment alternative amid volatile financial markets. However, during the 12-month period that began July 1, 2003, investors in tax-exempt money market securities had to contend with historically low interest rates and lingering concerns about the financial health of many state and local governments. The municipal authorities continued to face budgetary problems even as an economic recovery took hold in the United States.

In light of these circumstances, our strategy was designed to enhance COMMAND Tax-Free Fund’s yield by investing in a diversified portfolio of high-quality, short-term municipal debt securities. We believe our conservative approach helped COMMAND Tax-Free Fund provide a competitive yield and maintain its net asset value (NAV) at $1 per share throughout its fiscal year. Our strategy also helped prepare COMMAND Tax-Free Fund to accommodate an outflow of assets that began in late 2003 associated with the integration of the former Prudential Securities brokerage business with Wachovia Securities, LLC. This process should be completed in September 2004.

Riding out the “July effect”; finding good value in “put” bonds

When COMMAND Tax-Free Fund’s fiscal year began, a seasonal decline in yields known as the “July effect” occurred as investors quickly reinvested cash from coupon payments, bond calls, and maturing bonds that they received the first week of July. We had prepared COMMAND Tax-Free Fund to ride out this period by investing in longer-term municipal money market securities earlier in the year. As the summer of 2003 continued, we purchased so-called “put” bonds. These bonds provide attractive fixed interest rates for one year, at which time investors put (turn in) the bonds to their respective issuers and receive par plus accrued interest. In addition, we purchased one-year put bonds whose rates were adjusted on a monthly basis, enabling them to benefit from any interest-rate increases.

Our focus on tax-exempt commercial paper (TECP)

Our strategy shifted in the autumn of 2003. We began to emphasize TECP that matured in 30 to 60 days. This helped provide COMMAND Tax-Free Fund with flexibility to meet the aforementioned outflow of assets that started around this time. It also enabled COMMAND Tax-Free Fund to meet the increased liquidity needs that typically occur near year-end when shareholders need money for holiday expenditures.

As we approached the calendar year-end, we invested in longer-term municipal money market securities to help prepare COMMAND Tax-Free Fund to ride out the “January” effect, another seasonal decline in yields that typically occurs the first week of January for the same reasons as the July effect. Meanwhile, we avoided investing in general obligation notes of some state and local governments due to the previously mentioned concerns about their financial health.

In 2004 interest rates on money market securities initially continued to hover at low levels. This reflected financial markets’ expectation that the Federal Reserve (the Fed) would leave short-term interest rates unchanged to support the U.S. economy, which at that time was creating few new jobs. However, municipal money market yields began to climb late in the reporting period after improvement in the job market and a moderate pick-up in inflation suggested that the Fed would soon tighten monetary policy. Yields also climbed during income tax season as investors sold money market shares to pay their income tax liabilities. The widely anticipated rate hike occurred on June 30, 2004. The target for the federal funds rate—the interest rate banks charge each other for overnight loans—was raised a quarter point to 1.25%. As the reporting period drew to a close, we increasingly emphasized shorter-term municipal money market securities to meet the ongoing and anticipated withdrawals from COMMAND Tax-Free Fund.

4

COMMAND Money Fund

Portfolio of Investments

as of June 30, 2004

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit—Domestic 2.8%
$100,000	HSBC Bank USA, 1.04%, 7/1/04	$100,000,000

Certificates of Deposit—Yankee 14.7%
85,000	Abbey National Treasury Services PLC, 1.09%, 7/19/04	84,998,714
155,000	Credit Suisse First Boston, 1.25%, 7/30/04	155,000,000
71,000	HBOS Treasury Services PLC, 1.06%, 7/20/04	70,997,711
	KBC Bank NV,
100,000	1.26%, 7/16/04	100,000,416
60,000	1.32%, 7/30/04	60,000,000
50,000	Natexis Banque, 1.075%, 7/1/04	50,000,000

		520,996,841

Commercial Paper 64.5%
63,000	Alianz Finance Corp., 1.35%, 8/19/04	62,884,237
50,875	Alliance & Leicester, 1.20%, 8/10/04	50,807,167
6,413	Amsterdam Funding Corp., 1.26%, 7/23/04	6,408,062
50,000	Aventis, 1.35%, 7/28/04	49,949,375
100,000	Cafco LLC, 1.20%, 8/10/04	99,866,667
40,000	Caisse Nationale Des Caisses D’Espar, 1.21%, 8/6/04	39,951,600
50,000	Ciesco, LP, 1.30%, 8/4/04	49,938,611
23,783	Citicorp, 1.33%, 7/29/04	23,758,398
34,039	1.28%, 8/5/04	33,996,640
75,810	Citigroup Global Markets Holdings, 1.27%, 7/19/04	75,761,861

See Notes to Financial Statements.

COMMAND Funds	5

COMMAND Money Fund

Portfolio of Investments

as of June 30, 2004 Cont’d

Principal Amount (000)	Description	Value (Note 1)

$ 4,398	Countrywide Home Loan, Inc., 1.62%, 7/1/04	$4,398,000
58,000	CXC, Inc., 1.28%, 8/3/04	57,931,947
39,339	Daimlerchrysler Revolving Auto, 1.27%, 7/28/04	39,301,530
50,000	Danske Corp., 1.32%, 8/11/04	49,924,833
14,162	Edison Asset Securitization LLC, 1.32%, 8/5/04	14,143,825
	Falcon Asset Securitization Corp.,
55,000	1.25%, 7/22/04	54,959,896
137,964	1.25%, 7/27/04	137,839,449
20,000	Goldman Sachs Group LP, 1.27%, 7/16/04	19,989,417
112,000	HBOS Treasury Services PLC, 1.35%, 8/4/04	111,857,200
14,429	HSH Norbank AG London, 1.25%, 7/14/04	14,422,487
50,000	ING U.S. Funding LLC, 1.13%, 7/23/04	49,965,472
150,000	Morgan Stanley, 1.12%, 7/19/04	149,916,000
37,873	Natexis Banques Populaires, 1.25%, 7/26/04	37,840,124
	New Center Asset Trust,
3,279	1.23%, 8/2/04	3,275,415
100,000	1.31%, 8/10/04	99,854,444
75,000	1.34%, 8/11/04	74,885,542
	Norddeutsche Landesbank Luxembourg,
31,000	1.09%, 7/12/04	30,989,675
40,000	1.28%, 8/11/04	39,941,689
100,000	1.28%, 8/12/04	99,850,667
28,420	Old Line Funding Corp., 1.14%, 7/12/04	28,410,100
17,758	1.17%, 7/20/04	17,747,035
28,519	1.25%, 7/27/04	28,493,254
27,661	1.26%, 7/29/04	27,633,892

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

	Preferred Receivables Funding Corp.,
$ 44,745	1.25%, 7/20/04	$44,715,481
140,000	1.26%, 7/23/04	139,892,200
91,000	Sheffield Receivables Corp., 1.15%, 7/12/04	90,968,024
55,740	Shell Finance, 1.21%, 8/2/04	55,680,048
	Societe Generale North America,
60,000	1.26%, 8/10/04	59,916,000
66,335	1.26%, 8/10/04	66,242,131
31,000	Swedbank, Inc., 1.12%, 7/16/04	30,985,533
	Tulip Funding Corp.,
70,000	1.10%, 7/1/04	70,000,000
43,805	1.29%, 8/6/04	43,748,491
229	UBS Finance LLC, 1.33%, 9/13/04	228,379

		2,289,270,798

Municipal Bonds 0.5%
10,000	Los Angeles CA Dept. Wtr. & Pwr. Wtr. Wks. Rev., Ser. B-2, 1.34%, 7/7/04(a)	10,000,000
9,300	Valdez Alaska Marine Term Rev., Ref. BP Pipelines Income, Proj. A, 1.10%, 7/1/04(a)	9,300,000

		19,300,000

Other Corporate Obligations 15.6%
90,000	American Express Credit Corp., MTN, 1.20%, 7/5/04(a)	90,000,000
100,000	General Electric Capital Assurance Corp., 1.36%, 7/22/04(a)(c)
	(cost $100,000,000; purchased 7/17/03)	100,000,000
59,000	Goldman Sachs Group, Inc., MTN, 1.67%, 9/15/04(a)	59,000,000
100,000	Merrill Lynch & Co., Inc., MTN, 1.315%, 7/12/04(a)	100,000,000
107,000	Metropolitan Life Insurance Co., 1.11%, 7/1/04(a)(c)
	(cost $107,000,000; purchased 10/3/02)	107,000,000

See Notes to Financial Statements.

COMMAND Funds	7

COMMAND Money Fund

Portfolio of Investments

as of June 30, 2004 Cont’d

Principal Amount (000)	Description	Value (Note 1)

$ 47,000	Morgan Stanley, MTN, 1.36%, 7/15/04(a)	$47,000,000
51,000	Travelers Insurance Co., 1.22%, 7/8/04(a)(c)
	(cost $51,000,000; purchased 2/25/03)	51,000,000

		554,000,000

Time Deposit—Eurodollar 2.7%
95,000	Wells Fargo Bank NA, 1.50%, 7/1/04	95,000,000

U.S. Government Agency & Instrumentality Obligations 0.6%
22,420	Federal National Mortgage Association., 1.22%, 8/4/04	22,394,167

	Total Investments 101.4% (amortized cost $3,600,961,806(b))	3,600,961,806
	Liabilities in excess of other assets (1.4%)	(50,095,086)

	Net Assets 100%	$3,550,866,720

The following abbreviations are used in the portfolio descriptions:

LLC—Limited Liability Company.

MTN—Medium Term Note.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(c)	Funding agreement, illiquid and restricted as to resale; the aggregate cost of such securities is $258,000,000 which is approximately 7.3% of net assets.

See Notes to Financial Statements.

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COMMAND Money Fund

Statement of Assets and Liabilities

as of June 30, 2004

Assets
Investments, at amortized cost which approximates market value	$3,600,961,806
Receivable for Fund shares sold	41,710,425
Interest receivable	1,322,709
Prepaid expenses	93,892

Total assets	3,644,088,832

Liabilities
Payable for Fund shares reacquired	90,134,583
Management fee payable	1,266,996
Accrued expenses and other liabilities	1,172,852
Distribution fee payable	415,906
Dividends payable	229,585
Deferred trustees’ fees payable	2,002
Payable to custodian	188

Total liabilities	93,222,112

Net Assets	$3,550,866,720

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$35,508,667
Paid-in capital in excess of par	3,515,358,053

Net assets, June 30, 2004	$3,550,866,720

Net asset value, offering price and redemption price per share $3,550,866,720 ÷ 3,550,866,720 shares of beneficial interest issued and outstanding	$1.00

See Notes to Financial Statements.

COMMAND Funds	9

COMMAND Money Fund

Statement of Operations

Year Ended June 30, 2004

Net Investment Income
Income
Interest and discount earned	$95,881,889

Expenses
Management fee	30,577,532
Distribution fee	10,474,119
Transfer agent’s fees and expenses	4,000,000
Custodian’s fees and expenses	400,000
Registration fees	330,000
Reports to shareholders	309,000
Legal fees and expenses	60,000
Trustees’ fees	51,000
Audit fee	16,000
Miscellaneous	148,085

Total expenses	46,365,736

Net investment income	49,516,153

Realized Gain On Investments
Net realized gain on investment transactions	2,566,475

Net Increase In Net Assets Resulting From Operations	$52,082,628

See Notes to Financial Statements.

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COMMAND Money Fund

Statement of Changes in Net Assets

	Year Ended June 30,
	2004	2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$49,516,153	$149,523,930
Net realized gain on investment transactions	2,566,475	99,798

Net increase in net assets resulting from operations	52,082,628	149,623,728

Dividends and distributions to shareholders (Note 1)	(52,082,628)	(149,623,728)

Fund share transactions (at $1 per share)
Proceeds from shares sold	23,781,948,083	51,648,569,116
Net asset value of shares issued in reinvestment of dividends and distributions	49,123,059	143,017,554
Cost of shares reacquired	(32,083,808,041)	(54,770,474,062)

Net decrease in net assets from Fund share transactions	(8,252,736,899)	(2,978,887,392)

Total decrease	(8,252,736,899)	(2,978,887,392)

Net Assets
Beginning of year	11,803,603,619	14,782,491,011

End of year	$3,550,866,720	$11,803,603,619

See Notes to Financial Statements.

COMMAND Funds	11

COMMAND Money Fund

Financial Highlights

Year Ended June 30, 2004
Per Share Operating Performance:
Net asset value, beginning of year	$1.000

Net investment income and net realized gains	0.006
Dividends and distributions to shareholders	(0.006)

Net asset value, end of year	$1.000

Total Return(a):	.61%
Ratios/Supplemental Data:
Net assets, end of year (000)	$3,550,867
Average net assets (000)	$8,379,295
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.55%
Expenses, excluding distribution and service (12b-1) fees	.43%
Net investment income	.59%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Year Ended June 30,
2003	2002	2001	2000

$1.000	$1.000	$1.000	$1.000

0.010	0.022	0.055	0.053
(0.010)	(0.022)	(0.055)	(0.053)

$1.000	$1.000	$1.000	$1.000

1.06%	2.23%	5.72%	5.42%

$11,803,604	$14,782,491	$16,407,586	$13,489,038
$14,167,966	$16,400,541	$15,543,950	$13,178,334

.54%	.53%	.53%	.53%
.41%	.41%	.41%	.41%
1.06%	2.19%	5.50%	5.32%

See Notes to Financial Statements.

COMMAND Funds	13

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of COMMAND Money Fund:

We have audited the accompanying statement of assets and liabilities of the COMMAND Money Fund (the “Fund”), including the portfolio of investments, as of June 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ending June 30, 2003 and the financial highlights for the periods presented prior to July 1, 2003, were audited by other auditors, whose report dated, August 18, 2003, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the COMMAND Money Fund as of June 30, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

August 25, 2004

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COMMAND Government Fund

Portfolio of Investments

as of June 30, 2004

Principal Amount (000)	Description	Value (Note 1)

U.S. GOVERNMENT AGENCIES 78.0%

Federal Home Loan Bank 35.1%
$20,000	1.05%, 7/7/04(a)	$19,998,462
25,000	1.10%, 8/4/04(d)	24,974,028
1,500	1.16%, 7/20/04(d)	1,499,050
50,000	1.19625%, 7/26/04(a)	49,995,187
5,000	1.22%, 7/23/04(d)	4,996,120
16,000	1.272%, 8/4/04	15,999,755
10,000	1.40%, 4/1/05	10,000,000

		127,462,602

Federal Home Loan Mortgage Corporation 1.4%
5,000	1.24%, 8/3/04(d)	4,994,179

Federal National Mortgage Association 41.5%
10,584	0.87%, 8/2/04(d)	10,571,733
22,000	0.88%, 7/1/04(d)	22,000,000
50,000	1.00%, 7/1/04(a)	49,993,397
50,000	1.20%, 7/14/04(a)	50,000,000
7,000	1.2525%, 7/1/04(a)	6,999,624
11,000	6.50%, 8/15/04	11,072,787

		150,637,541

	Total U.S. Government Agencies (cost $283,094,322)	283,094,322

REPURCHASE AGREEMENTS(b) 24.8%
29,551	BNP Paribas, 1.25%, dated 6/29/04, due 7/06/04 in the amount of $29,558,183 (cost $29,551,000; the value of the collateral was $30,391,464)	29,551,000
7,000	Goldman Sachs & Co., 1.38%, dated 6/30/04, due 7/02/04 in the amount of $7,000,537 (cost $7,000,000; the value of the collateral including accrued interest was $7,140,000)	7,000,000
23,663	Joint Repurchase Agreement, 1.60%, 7/1/04 (Note 4)	23,663,000

See Notes to Financial Statements.

COMMAND Funds	15

Portfolio of Investments

as of June 30, 2004

Principal Amount (000)	Description	Value (Note 1)

$30,000	UBS Warburg LLC, 1.15%, dated 6/16/04, due 7/16/04 in the amount of $30,028,750 (cost $30,000,000; the value of the collateral was $30,600,617)	$30,000,000

	Total Repurchase Agreements (amortized cost $90,214,000)	90,214,000

	Total Investments 102.8% (amortized cost $373,308,322(c))	373,308,322
	Liabilities in excess of other assets (2.8%)	(10,331,586)

	Net Assets 100%	$362,976,736

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(c)	The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(d)	Discounted note, rate quoted represents yield-to-maturity as of purchase date.

See Notes to Financial Statements.

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COMMAND Government Fund

Statement of Assets and Liabilities

as of June 30, 2004

Assets
Investments, excluding repurchase agreements, at amortized cost which approximates market value	$283,094,322
Repurchase Agreements, at amortized cost which approximates market value	90,214,000
Receivable for Fund shares sold	6,395,607
Interest receivable	696,274
Prepaid expenses	8,308

Total assets	380,408,511

Liabilities
Payable for Fund shares reacquired	17,150,353
Management fee payable	130,558
Accrued expenses	78,455
Distribution fee payable	40,780
Dividends payable	29,627
Deferred trustees’ fees payable	2,002

Total liabilities	17,431,775

Net Assets	$362,976,736

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$3,629,767
Paid-in capital in excess of par	359,346,969

Net Assets, June 30, 2004	$362,976,736

Net asset value, offering price and redemption price per share $362,976,736 ÷ 362,976,736 shares of beneficial interest issued and outstanding	$1.00

See Notes to Financial Statements.

COMMAND Funds	17

COMMAND Government Fund

Statement of Operations

Year Ended June 30, 2004

Net Investment Income
Income
Interest and discount earned	$7,765,811

Expenses
Management fee	2,825,015
Distribution fee	882,817
Registration fees	240,000
Transfer agent’s fees and expenses	119,000
Custodian’s fees and expenses	101,000
Legal fees and expenses	33,000
Trustees’ fees	26,000
Audit fee	15,000
Reports to shareholders	9,000
Miscellaneous	24,437

Total expenses	4,275,269

Net investment income	3,490,542

Realized Gain On Investments
Net realized gain on investment transactions	30,675

Net Increase In Net Assets Resulting From Operations	$3,521,217

See Notes to Financial Statements.

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COMMAND Government Fund

Statement of Changes in Net Assets

	Year Ended June 30,
	2004	2003
Increase In Net Assets
Operations
Net investment income	$3,490,542	$10,084,812
Net realized gain on investment transactions	30,675	12,133

Net increase in net assets resulting from operations	3,521,217	10,096,945

Dividends and distributions to shareholders (Note 1)	(3,521,217)	(10,096,945)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	2,745,294,716	4,975,047,494
Net asset value of shares issued in reinvestment of dividends and distributions	3,371,893	9,929,182
Cost of shares reacquired	(3,402,999,290)	(4,876,025,207)

Net increase (decrease) in net assets from Fund share transactions	(654,332,681)	108,951,469

Total increase (decrease)	(654,332,681)	108,951,469

Net Assets
Beginning of year	1,017,309,417	908,357,948

End of year	$362,976,736	$1,017,309,417

See Notes to Financial Statements.

COMMAND Funds	19

COMMAND Government Fund

Financial Highlights

Year Ended June 30, 2004
Per Share Operating Performance:
Net asset value, beginning of year	$1.000

Net investment income and net realized gains	0.005
Dividends and distributions to shareholders	(0.005)

Net asset value, end of year	$1.000

Total Return(a):	.51%
Ratios/Supplemental Data:
Net assets, end of year (000)	$362,977
Average net assets (000)	$706,254
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.61%
Expenses, excluding distribution and service (12b-1) fees	.48%
Net investment income	.49%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Year Ended June 30,
2003	2002	2001	2000

$1.000	$1.000	$1.000	$1.000

0.010	0.020	0.054	0.051
(0.010)	(0.020)	(0.054)	(0.051)

$1.000	$1.000	$1.000	$1.000

1.04%	2.11%	5.52%	5.23%

$1,017,309	$908,358	$782,240	$687,364
$996,171	$916,475	$756,716	$714,655

.59%	.56%	.57%	.58%
.46%	.43%	.45%	.45%
1.01%	1.96%	5.30%	5.12%

See Notes to Financial Statements.

COMMAND Funds	21

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of COMMAND Government Fund:

We have audited the accompanying statement of assets and liabilities of the COMMAND Government Fund (the “Fund”), including the portfolio of investments, as of June 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ending June 30, 2003 and the financial highlights for the periods presented prior to July 1, 2003, were audited by other auditors, whose report dated, August 18, 2003, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the COMMAND Government Fund as of June 30, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

August 25, 2004

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COMMAND Tax-Free Fund

Portfolio of Investments

as of June 30, 2004

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

ALABAMA 0.5%
VMIG1	$3,650	Mobile Ind. Dev. Brd. Rev.,, Pwr. Co. Barry Plant Proj., Ser. B., F.R.D.D., 1.14%, 7/1/04	$3,650,000
A-1+(e)	4,900	Montgomery BMC Spl. Care Facs. Fin. Auth. Rev., VHA, Inc., Ser. H, A.M.B.A.C., F.R.W.D. 1.05%, 7/7/04	4,900,000

			8,550,000

ALASKA 1.0%
VMIG1	15,980	Roaring Fork Mun. Prods. LLC, Hsg. Fin. Corp. Mtge. Ser. 02-15, F.R.W.D. 1.16%, 7/1/04	15,980,000

ARIZONA 3.8%
NR	40,995	Pima Cnty. Ind. Dev. Auth. Sngl. Fam. Mtge. Rev., A.M.T., 1.30%, 7/23/04	40,995,000
NR	5,500	1.31%, 7/23/04	5,500,000
VMIG1	3,540	Roaring Fork Mun. Prods. LLC, Ser. 02, A.M.T., F.R.W.D., 1.23%, 7/1/04	3,540,000
NR	2,715	Tucson & Pima Cnty. Indl., Dev. Auth. Sngl. Fam. Mtge. Rev., A.M.T., 1.32%, 7/26/04	2,715,000
A-1(e)	9,365	Tucson Ind. Dev. Auth. Fam. Hsg. Proj., Ser. A, F.R.W.D. 1.08%, 7/1/04	9,365,000

			62,115,000

CALIFORNIA 4.7%
A-1+(e)	3,300	California St., Mun. Secs. Trust, SGA-119, F.G.I.C., G.0. 1.12%, 7/1/04	3,300,000

See Notes to Financial Statements.

COMMAND Funds	23

COMMAND Tax-Free Fund

Portfolio of Investments

as of June 30, 2004 Cont’d

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

NR	$4,400	California St. Cmnty., T.E.C.P., 1.10%, 7/8/04	$4,400,000
A-1(e)	15,000	California St. Cmnty. Dev. Auth. Rev., Ser. L, F.R.W.D. 1.15%, 7/7/04	15,000,000
VMIG1	20,000	California St. Dept. Wtr. Res. Pwr. Supply, F.R.W.D., Ser. C-15 1.06%, 7/1/04	20,000,000
VMIG1	4,800	Ser. C-5 1.06%, 7/1/04	4,800,000
VMIG1	18,000	Long Beach Hbr. Rev., Ser. A, A.M.T. 1.09%, 7/7/04	18,000,000
VMIG1	10,000	San Diego Cnty., Ser. B, C.O.P., F.R.W.D. 1.08%, 7/1/04	10,000,000

			75,500,000

COLORADO 4.2%
A-1(e)	8,980	Adams Cnty. Hosp. Rev., Platte Valley Med. Ctr., Ser. B, F.R.W.D. 1.14%, 7/7/04	8,980,000
A-1+(e)	7,030	Arapahoe Cnty. Multi-Fam. Rev., Hsg. Hunter's Run. F.R.W.D., 1.08%, 7/1/04	7,030,000
VMIG1	5,000	Colorado Edl. & Cultural Facs. Auth. Rev., Vall Mountain Sch. Proj., F.R.W.D. 1.16%, 7/1/04	5,000,000

A-1+(e)	2,365	Denver Cnty. Hsg., Circle Vlge. Proj., F.R.W.D., 1.10%, 7/7/04	2,365,000
A-1(e)	6,285	Douglas Cnty. Colorado Dev. Rev., Lincolnpointe Lofts Proj., 1.15%, 7/1/04	6,285,000
P-1	13,500	Lower Colorado River Auth., Ser. A 1.12%, 8/4/04	13,500,000
P-1	24,640	Ser. B 1.12%, 8/4/04	24,640,000

			67,800,000

See Notes to Financial Statements.

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Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

DELAWARE 0.9%
VMIG2	$14,400	Delaware St. Econ. Dev. Auth. Rev., Delmarva Pwr. & Lt. Co. Proj., F.R.D.D. 1.16%, 7/1/04	$14,400,000

DISTRICT OF COLUMBIA 1.5%
NR	25,000	District of Columbia Hsg. Fin. Agcy. Mtge. Rev., Sngl. Fam., A.M.T., A.N.N.M.T., F.R.M.D., 1.32%, 7/26/04	25,000,000

FLORIDA 7.6%
A-1+(e)	2,700	Florida St. Brd. of Ed. Pub. Ed.,, Mun. Secs. Trust Rcpts., Ser. SGA-102, F.R.D.D., G.O. 1.12%, 7/1/04	2,700,000
A-1(e)	2,300	Florida St. Mun. Secs. Trust Cert., Ser. 131., F.R.D.D., G.O. 1.12%, 7/1/04	2,300,000
VMIG1	28,100	Highlands Cnty. Hlth. Facs. Auth. Rev. Adventist Hlth. Sys., Ser. A, F.R.W.D., M.B.I.A. 1.08%, 7/1/04	28,100,000
VMIG2	10,000	Hosp. Adventist Hlth. Sys., Ser. C., F.R.W.D., 1.24%, 7/1/04	10,000,000
A-1+(e)	3,000	Miami-Dade Cnty. Ind. Dev. Auth., Tarmac America Proj., F.R.W.D., 1.15%, 7/1/04	3,000,000
A-1(e)	46,350	Orange Cnty. Hlth. Facs. Auth. Rev., Ser. 171, F.R.W.D., F.S.A. 1.21%, 7/1/04	46,350,000
P-1	19,605	Sunshine St. Govt. Fin. Rev. Notes, Ser. A, A.M.B.A.C. 1.09%, 7/6/04	19,605,000
P-1	10,000	1.07%, 7/9/04	10,000,000

			122,055,000

See Notes to Financial Statements.

COMMAND Funds	25

COMMAND Tax-Free Fund

Portfolio of Investments

as of June 30, 2004 Cont’d

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

GEORGIA 8.8%
VMIG1	$4,590	Crisp Cnty., Solid Wste. Mgmt. Auth. Rev., A.M.T., F.R.W.D., 1.54%, 7/1/04	$4,590,000
VMIG1	4,930	Dalton Util. Rev., Ser. A2, F.R.W.D., F.S.A., M.E.R.L.O.T. 1.12%, 7/7/04	4,930,000
VMIG1	7,110	De Kalb Cnty. Hosp. Auth. Rev., Dekalb Med. Ctr. Inc. Proj., Ser. A, F.R.W.D. 1.08%, 7/7/04	7,110,000
VMIG1	7,900	Fulton Cnty. Dev. Auth. Rev., Lovett Sch. Proj., F.R.W.D., 1.05%, 7/7/04	7,900,000
A-1(e)	16,300	Fulton Cnty. Residential Care Facs., Lenbrook Square, F.R.D.D., 1.13%, 7/1/04	16,300,000
VMIG1	34,000	Georgia Mun. Elec. Auth., Proj. One, Ser. 85A, 1.07%, 7/16/04	34,000,000
VMIG1	7,250	1.09%, 7/20/04	7,250,000
VMIG1	8,500	Macon-Bibb Cnty. Hosp. Auth. Rev., Med. Ctr. Ctrl. Georia, F.R.W.D., 1.08%, 7/7/04	8,500,000
VMIG1	10,000	Municipal Elec. Auth., Ser. 87A, 1.09%, 7/20/04	10,000,000
VMIG1	9,000	Private Colleges & Univ. Auth. Rev., Mercer Univ. Proj., F.R.W.D., 1.18%, 7/1/04	9,000,000
VMIG1	22,855	Richmond Cnty. Hosp. Auth., Univ. Hlth. Svcs., F.R.W.D., R.A.N., 1.05%, 7/7/04	22,855,000
VMIG1	9,000	Westminster Sch. Dist. Proj., F.R.W.D., 1.05%, 7/7/04	9,000,000

			141,435,000

HAWAII 0.5%
VMIG1	8,000	ABN AMRO Mun. Trust Cert., 2004-19, Sngl., F.G.I.C., F.R.M.D., 1.28%, 7/28/04 (cost $8,000,000; purchased 6/23/04)(c)	8,000,000

See Notes to Financial Statements.

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Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

ILLINOIS 8.9%
A-1+(e)	$5,670	Channahon Rev., Morris Hosp., Ser. B, F.R.W.D. 1.16%, 7/1/04	$5,670,000
A-1+(e)	10,070	Chicago, Stockyards Ind. Proj., Ser. 96A, F.R.W.D. 1.13%, 7/7/04	10,070,000
A-1(e)	5,235	Chicago Hsg. Auth. Cap. Prog. Rev., Ser. 576, F.R.W.D. 1.28%, 7/1/04	5,235,000
A-1+(e)	10,000	Chicago Tax Increment, Alloc. Stockyards, Ser. B, F.R.W.D. 1.13%, 7/7/04	10,000,000
VMIG1	14,385	Chicago Wtr. Rev., Ser. 00-TT, F.R.W.D., M.E.R.L.O.T. 1.12%, 7/7/04	14,385,000
A-1+(e)	5,000	Crestwood Tax Increment Rev., 135th & Cicero Redev. Proj., F.R.W.D., 1.13%, 7/1/04	5,000,000
A-1+(e)	14,845	Glendale Heights Multi-Fam. Rev., Glendale Lakes Proj., F.R.W.D., 1.08%, 7/1/04	14,845,000
A-1+(e)	13,100	Illinois Dev. Fin. Auth. Rev., Amer. Coll. of Surgeons, F.R.W.D., 1.15%, 7/2/04	13,100,000
A-1+(e)	5,000	Illinois Hlth. Facs. Auth. Rev. Little Co. of Mary Hosp., F.R.W.D., 1.08%, 7/1/04	5,000,000
VMIG1	18,100	Mem. Hlth. Sys., F.R.D.D., 1.13%, 7/1/04	18,100,000
P-1	4,300	Peoria Cnty. Swge. Fac. Rev., Caterpillar, Inc. Proj., A.M.T., F.R.W.D., 1.33%, 7/1/04	4,300,000
A-1+(e)	17,655	Wheeling Multi-Fam. Hsg. Rev., Woodland Creek Proj., F.R.W.D., 1.15%, 7/1/04	17,655,000
A-2(e)	20,760	Woodridge Multi-Fam. Hsg. Rev., Hinsdale Lake Terrace Apts., F.R.W.D., F.S.A., 1.15%, 7/2/04	20,760,000

			144,120,000

See Notes to Financial Statements.

COMMAND Funds	27

COMMAND Tax-Free Fund

Portfolio of Investments

as of June 30, 2004 Cont’d

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

INDIANA 0.8%
P-1	$10,000	Indianapolis Airport, T.E.C.P. 1.10%, 8/2/04	$10,000,000
VMIG1	2,500	Whitting Ind. Environ. Facs. Rev., BP Prod. Proj., Ser. C, A.M.T., F.R.D.D. 1.13%, 7/1/04	2,500,000

			12,500,000

IOWA 0.5%
A-1+(e)	400	Grinnell Hosp. Rev.,, Grinnell Med. Ctr., F.R.D.D. 1.13%, 7/1/04	400,000
NR	8,480	Sergeant Bluff Ind. Dev. Rev., Sioux City Brick & Tile Proj., A.M.T., F.R.W.D., 1.28%, 7/1/04	8,480,000

			8,880,000

KANSAS 0.1%
VMIG1	2,160	Kansas St. Dev. Fin. Auth. Rev., Hays Med. Ctr., Ser. N, F.R.D.D. 1.13%, 7/1/04	2,160,000

LOUISIANA 1.2%
P-1	10,000	Ascension Parish, Ser. 99, A.M.T. 1.20%, 7/12/04	10,000,000
A-1+(e)	8,000	Louisiana St. Offshore Terminal Deepwater Port. Rev., Loop, Inc., Ser. A, 1.15%, 8/19/04	8,000,000
P2	1,400	West Baton Rouge Parish Ind. Dist. No. 3 Rev., Dow Chem. Co. Proj., Ser. A, A.M.T., F.R.D.D. 1.23%, 7/1/04	1,400,000

			19,400,000

MAINE 0.8%
A-1(e)	2,200	Dover & Foxcroft Rev., Pleasant River Lumber Co. Proj., F.R.W.D., 1.25%, 7/7/04	2,200,000

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

VMIG1	$8,585	Maine St. Hsg. Auth. Mtge.,Ser. E-1, A.M.B.A.C., F.R.W.D. 1.09%, 7/1/04	$8,585,000
VMIG1	2,510	York Rev., Stonewall Realty LLC, Proj., A.M.T., F.R.W.D., 1.60%, 7/1/04	2,510,000

			13,295,000

MARYLAND 0.3%
A-1(e)	5,000	Montgomery Cnty. Econ. Dev. Rev., Riverwood Vlge. Inc. Proj., F.R.W.D. 1.11%, 7/1/04	5,000,000

MASSACHUSETTS 1.9%
NR	30,068	Massachusetts Hlth. & Edl. Univ. Rev., Ser. A, T.E.C.P. 1.07%, 7/15/04	30,068,000

MICHIGAN 1.4%
A-1	6,000	Michigan Job Dev. Auth. Rev., Frankenmuth Proj., Ser. A, F.R.M.D. 1.20%, 7/1/04	6,000,000
NR	4,300	Michigan Strategic Fd. Ltd., Amer. Litho Proj., A.M.T., F.R.W.D., 1.32%, 7/1/04	4,300,000
P-1	12,895	Univ. of Michigan Rev., T.E.C.P. 1.09%, 7/16/04	12,895,000

			23,195,000

MINNESOTA 2.4%
VMIG1	6,300	Andover Sr. Hsg. Rev., Presbyterian Homes Inc. Proj., F.R.W.D., 1.10%, 7/1/04	6,300,000
A-1+(e)	4,165	Bloomington Coml. Dev. Rev. 94th Str. Assoc. Proj., F.R.W.D., 1.15%, 7/2/04	4,165,000
A-1+(e)	4,045	James Avenue Assoc. Proj., F.R.W.D., 1.15%, 7/2/04	4,045,000

See Notes to Financial Statements.

COMMAND Funds	29

COMMAND Tax-Free Fund

Portfolio of Investments

as of June 30, 2004 Cont’d

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

VMIG1	$15,400	Bloomington Port. Auth. Tax Rev., Ref., Mall of America, F.R.W.D., F.S.A., Ser. B, 1.15%, 7/1/04	$15,400,000
NR	5,530	Chanhassen Multi-Fam. Rev., Hsg. Vlge. Ponds Proj., A.M.T., A.N.N.M.T., F.R.W.D., 1.33%, 7/1/04	5,530,000
A-1+(e)	3,370	St. Paul Hsg. & Redev. Auth. Heating Rev., Ser. 99D, F.R.W.D., 1.15%, 7/2/04	3,370,000

			38,810,000

MISSISSIPI 1.8%
VMIG1	9,330	Roaring Fork Mun. Prods. LLC A.M.T., F.R.W.D. Ser. 01-14, 1.23%, 7/1/04	9,330,000
VMIG1	6,000	Ser. 02-4, 1.23%, 7/1/04	6,000,000
A-1+(e)	5,820	Mississippi Home Corp., A.M.T., F.R.W.D., Ser. 00-18, 1.23%, 7/1/04	5,820,000
A-1+(e)	7,965	MO Hsg. Dev. Comnty., A.M.T., F.R.W.D., Ser. 00-3, 1.23%, 7/1/04	7,965,000

			29,115,000

MISSOURI 0.6%
A-1+(e)	3,075	Missouri St. Hlth. & Edl. Fac. Auth. Rev. Missouri Valley College, F.R.D.D., 1.13%, 7/1/04	3,075,000
VMIG1	1,910	St. Louis Univ., F.R.D.D. 1.13%, 7/1/04	1,910,000
VMIG1	4,045	St. Louis Univ., Ser. B, F.R.D.D. 1.13%, 7/1/04	4,045,000

			9,030,000

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

NEW JERSEY 0.5%
NR	$3,750	Lawrence Twnshp., B.A.N., G.O., 1.375%, 7/15/04	$3,750,361
A-1+(e)	5,000	New Jersey Econ. Dev. Auth., Diocese of Metuchen, F.R.W.D. 1.05%, 7/7/04	5,000,000

			8,750,361

NEW MEXICO 0.8%
A-1+(e)	5,050	New Mexico Hsg. Auth. Reg. Multi-Fam. Hsg. Rev., Arbors Courtyard Apts., Ser. A-1, F.R.W.D. 1.10%, 7/1/04	5,050,000
A-1+(e)	8,590	Roaring Fork Mun. Prods. LLC, Mtge. Fin. Auth. SFK, Ser. 00-1, A.M.T., F.R.W.D., 1.23%, 7/1/04	8,590,000

			13,640,000

NEW YORK 2.3%
VMIG1	27,075	Bank of New York Mun. Trust Cert., F.R.W.D., M.B.I.A. 1.26%, 7/1/04	27,075,000
P-1	9,350	New York St. Pwr. Auth. Rev. 1.17%, 7/20/04	9,350,000

			36,425,000

NORTH CAROLINA 0.7%
A-1(e)	2,900	Municipal Secs. Trust Cert., Ser. 2001-125, Tr. Cert., Cl. A, F.R.D.D., G.O. 1.12%, 7/1/04	2,900,000
A-1+(e)	8,385	Roaring Fork Mun. Prods. LLC, Durham Co. Allstate Vlge., Ser. 01-8, A.M.T., F.R.W.D. 1.23%, 7/1/04	8,385,000

			11,285,000

See Notes to Financial Statements.

COMMAND Funds	31

COMMAND Tax-Free Fund

Portfolio of Investments

as of June 30, 2004 Cont’d

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

OHIO 1.4%
A-1(e)	$11,310	Cuyahoga Cnty. Hosp. Rev., W.O. Walker Ctr. Inc., Ser. II, A.M.B.A.C., F.R.W.D. 1.14%, 7/7/04	$11,310,000
NR	1,940	East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Proj., A.M.T., F.R.W.D., 1.28%, 7/1/04	1,940,000
NR	8,945	Ohio Hsg. Fin. Agcy. Multi-Fam. Hsg. Rev., 10 Wilmington Pl. Prog., Ser. B, F.R.W.D. 1.15%, 7/2/04	8,945,000

			22,195,000

OKLAHOMA 5.0%
NR	14,915	Canadian Cnty. Home Fin. Auth. Sngl. Fam. Mtge. Rev., Ser. A, A.M.T. 1.31%, 7/23/04	14,915,000
NR	7,500	Cleveland Cnty. Dev. Auth. Sngl. Fam., A.M.T., 1.28%, 7/26/04	7,500,000
NR	7,485	Cleveland Cnty. Home Ln. Auth. Sngl. Fam. Mtge., Ser. 2003-A, A.M.T. 1.31%, 7/26/04	7,485,000
VMIG1	33,500	Oklahoma Hsg. Dev. Auth. Multi-Fam. Rev., Affordable Hsg., F.R.W.D., Ser. A 1.29%, 7/1/04	33,500,000
VMIG1	10,000	Ser. B 1.29%, 7/1/04	10,000,000
NR	7,500	South Western Dev. Auth. Sngl. Fam. Mtge. Rev., Ser. A, 1.074%, 7/1/04	7,500,000

			80,900,000

OREGON 0.6%
VMIG1	1,415	Multinomah Cnty. Higher Ed. Rev., Concordia Univ. Portland Proj., F.R.D.D., 1.13%, 7/1/04	1,415,000

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

VMIG1	$4,100	Multinomah Cnty. Hosp. Facs. Auth. Rev., Holladay Park Paza Proj., F.R.D.D. 1.13%, 7/1/04	$4,100,000
VMIG1	4,500	Oregon St. Econ. Dev. Rev., Spec. Newsprint Co. Proj., Ser. 203, A.M.T., F.R.D.D. 1.14%, 7/1/04	4,500,000

			10,015,000

PENNSYLVANIA 1.3%
NR	6,000	ABN AMRO Mun. Trust Cert. 2004-10, Non-A.M.T., F.G.I.C., F.R.W.D., G.O. 1.10%, 7/7/04	6,000,000
NR	10,000	Ser. 2004-21, Non-A.M.T. Trust Cert., F.R.M.D., G.O. 1.28%, 7/28/04 (cost $10,000,000; purchased 6/23/04)(c)	10,000,000
A-1(e)	4,345	Fayette Cnty. Hosp. Auth. Sr. Hlth. & Hsg. Facs. Rev., Mount Macrina Manor Proj., F.R.W.D. 1.16%, 7/1/04	4,345,000

			20,345,000

RHODE ISLAND 1.2%
A-1+(e)	20,000	Narragansett Bay Comn., Wstewtr. Sys. Rev., Ser. A, F.R.W.D., M.B.I.A. 1.01%, 7/7/04	20,000,000

SOUTH CAROLINA 1.4%
P-1	9,025	South Carolina Pub. Svc. Auth., 1.08%, 7/8/04	9,025,000
P-1	13,701	1.12%, 8/19/04	13,701,000

			22,726,000

SOUTH DAKOTA 0.5%
VMIG1	8,000	Grant Cnty. Poll. Ctrl. Rev., Otter Tail Pwr. Co. Proj., F.R.W.D., 1.30%, 7/2/04	8,000,000

See Notes to Financial Statements.

COMMAND Funds	33

COMMAND Tax-Free Fund

Portfolio of Investments

as of June 30, 2004 Cont’d

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

TENNESSEE 7.6%
NR	$16,700	Clark Cnty. Flood Ctrl., Ser. A, T.E.C.P. 1.10%, 7/8/04	$16,700,000
VMIG1	4,095	Jackson Engy. Auth. Gas Sys. Rev., F.R.W.D., 1.05%, 7/7/04	4,095,000
A-1+(e)	12,000	Memphis Elec. Sys. Rev., Putters, Ser 377, A.N.N.M.T., M.B.I.A. 1.28%, 12/9/04 (cost $12,000,000; purchased 12/10/03)(c)	12,000,000
P-1	32,500	Memphis Gen., 1.09%, 7/16/04	32,500,000
		Shelby Cnty. Hlth. Edl.,
NR	19,000	1.08%, 7/19/04	19,000,000
NR	19,000	1.08%, 7/22/04	19,000,000
NR	20,000	1.08%, 7/27/04	20,000,000

			123,295,000

TEXAS 13.5%
P-1	10,190	Austin Combined Util. Sys. Rev. Corp. Proj., Ser. A, T.E.C.P. 1.07%, 7/14/04	10,190,000
VMIG1	12,000	Bexar Cnty. Hsg. Fin. Corp. Multi-Fam. Hsg. Rev., Primrose Jefferson Plaza, A.M.T., F.R.W.D. 1.16%, 7/1/04	12,000,000
VMIG1	32,800	Carroll Indpt. Sch. Dist., Sch. Bldg., A.N.N.M.T., G.O., 1.08%, 7/1/04	32,800,000
A-1+(e)	6,155	Collin Cnty. Hsg. Fin. Corp. Multi-Fam. Rev., Huntington Apts. Proj., Ser. 96, F.R.W.D. 1.17%, 7/1/04	6,155,000
P-1	5,000	Dallas Texas Area Rapid Transit, 1.07%, 7/14/04	5,000,000
P-1	7,050	Desoto Ind. Dev. Auth. Rev., Solar Turbines, Inc. Proj., F.R.W.D., 1.18%, 7/1/04	7,050,000
P-1	10,500	El Paso, G.O., Ser. A, T.E.C.P. 1.09%, 7/9/04	10,500,000

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

VMIG1	$4,400	Gulf Coast Ind. Dev. Auth. Environ. Facs. Rev., Citgo Petroleum Corp. Proj., A.M.T., F.R.D.D. 1.14%, 7/1/04	$4,400,000
NR	18,000	Houston Hlth. Facs. Dev. Corp. Rev., Buckingham Sr. Living, Ser. C, F.R.W.D., 1.08%, 7/1/04	18,000,000
NR	2,000	Houston Texas, Ser. A, T.E.C.P. 1.12%, 8/18/04	2,000,000
NR	5,000	Jacksonville Elec. Auth., T.E.C.P. 1.10%, 7/22/04	5,000,000
NR	9,500	JEA Variable Rating, T.E.C.P. 1.10%, 7/22/04	9,500,000
A-1+(e)	7,000	Roaring Fork Mun. Prods. LLC, Houston Hsg., Ser. 03-3, F.R.W.D. 1.16%, 7/1/04	7,000,000
VMIG1	17,420	San Antonio Wtr. Rev., Ser. 00VV, F.R.W.D., M.E.R.L.O.T. 1.12%, 7/7/04	17,420,000
VMIG1	17,500	San Antonio Wtr. Sys. Rev., F.R.W.D. 1.12%, 7/7/04	17,500,000
NR	18,312	Texas Dept. Hsg. & Cmnty. A.M.T., T.E.C.P., 1.10%, 7/22/04	18,312,000
NR	18,240	1.12%, 7/22/04	18,240,000
VMIG2	4,975	Texas St. Coll. Student Loans, A.M.T., G.O. 1.22%, 8/2/04	4,975,000
NR	7,159	Texas St. Pub. Finance Auth. Rev., T.E.C.P. 1.12%, 7/19/04	7,159,000
NR	4,000	Texas Wtrwks & Swr., Ser. B, F.R.W.D. 1.15%, 7/7/04	4,000,000

			217,201,000

UTAH 5.1%
NR	27,500	Intermountain Pwr. Agcy., Ser. B-4, 1.10%, 8/2/04	27,500,000

See Notes to Financial Statements.

COMMAND Funds	35

COMMAND Tax-Free Fund

Portfolio of Investments

as of June 30, 2004 Cont’d

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

NR	$27,000	Intermountain Pwr. Agcy., Ser. B-5, 1.07%, 7/9/04	$27,000,000
NR	27,000	Spec. Oblig., Sixth Crossover, Ser. B-3, T.E.C.P. 1.08%, 7/14/04	27,000,000

			81,500,000

WASHINGTON 3.0%
P-1	13,600	King Cnty. Swr. Rev., Ser. A 1.07%, 7/7/04	13,600,000
A-1+(e)	5,205	Port of Pasco Econ. Dev. Corp., Douglas Fruit Co. Inc., A.M.T., F.R.W.D., 1.20%, 7/1/04	5,205,000
P-1	27,200	Tacoma Washington, T.E.C.P. 1.12%, 8/5/04	27,200,000
VMIG1	1,650	Washington St. Econ. Dev. Fin. Auth. Rev., Pioneer Human Svcs., Ser. PJ-H, F.R.D.D. 1.13%, 7/1/04	1,650,000

			47,655,000

WEST VIRGINIA 0.4%
A-1+(e)	5,700	West Virginia St. Hosp. Fin. Auth. Hosp. Rev., VHA Mid-Atlantic, Ser. F, F.R.W.D. 1.05%, 7/7/04	5,700,000

WISCONSIN 1.2%
		Appleton Auth. Redev. Rev., Fox Cities Arts Ctr., Ser. B, F.R.W.D.
VMIG1	1,000	1.15%, 7/7/04	1,000,000
NR	5,000	Everest Area Sch. Dist., T.R.A.N., 1.125%, 8/30/04	5,000,199
NR	4,980	Franklin Pub. Sch. Dist., T.R.A.N., 1.25%, 9/3/04	4,981,287
A-1(e)	1,850	Meriter Hosp., Inc. Proj., F.R.W.D. 1.13%, 7/1/04	1,850,000

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Moody’s Rating (Unaudited)	Principal Amount (000)	Description(a)	Value (Note 1)

A-1(e)	$6,500	Wisconsin St. Hlth. Edl. Facs. Auth. Rev. Franciscan Sisters, Ser. B., F.R.W.D, 1.16%, 7/1/04	$6,500,000

			19,331,486

		Total Investments 100.7% (amortized cost $1,625,371,847)(d)	1,625,371,847
		Liabilities in excess of other assets (0.7%)	(12,010,118)

		Net Assets 100%	$1,613,361,729

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

A.N.N.M.T.—Annual Mandatory Tender.

B.A.N.—Bond Anticipation Note.

C.O.P.—Certificate of Participation.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note (b).

F.R.M.D.—Floating Rate (Monthly) Demand Note (b).

F.R.W.D.—Floating Rate (Weekly) Demand Note (b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

M.E.R.L.O.T.—Municipal Exempt Receipt Liquid Optional Tender.

R.A.N.—Revenue Anticipation Notes.

T.E.C.P.—Tax-Exempt Commercial Paper.

T.R.A.N.—Tax and Revenue Anticipation Note.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes considered to be the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(c)	Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $30,000,000. The aggregate value of $30,000,000 was approximately 1.86% of net assets.
(d)	The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(e)	Standard & Poor’s rating.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

COMMAND Funds	37

COMMAND Tax-Free Fund

Statement of Assets and Liabilities

as of June 30, 2004

Assets
Investments, at amortized cost which approximates market value	$1,625,371,847
Cash	62,009
Receivable for Fund shares sold	27,904,054
Interest receivable	1,881,956
Prepaid expenses	18,211

Total assets	1,655,238,077

Liabilities
Payable for Fund shares repurchased	40,888,542
Management fee payable	583,081
Distribution fee payable	170,453
Accrued expenses and other liabilities	158,532
Dividends payable	73,738
Deferred trustees’ fees payable	2,002

Total liabilities	41,876,348

Net Assets	$1,613,361,729

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$16,133,617
Paid-in capital in excess of par	1,597,228,112

Net assets, June 30, 2004	$1,613,361,729

Net asset value, offering price and redemption price per share $1,613,361,729 ÷ 1,613,361,729 shares of beneficial interest issued and outstanding	$1.00

See Notes to Financial Statements.

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COMMAND Tax-Free Fund

Statement of Operations

Year Ended June 30, 2004

Net Investment Income
Income
Interest and discount earned	$18,931,587

Expenses
Management fee	7,407,878
Distribution fee	2,177,626
Transfer agent’s fees and expenses	189,000
Custodian fees and expenses	137,000
Registration fees	86,000
Reports to shareholders	54,000
Legal fees and expenses	43,000
Insurance expense	28,000
Trustees’ fees	27,000
Audit fee	16,000
Miscellaneous	9,137

Total expenses	10,174,641
Less: Custodian fee credit (Note 1)	(385)

10,174,256

Net investment income	8,757,331

Realized Gain On Investments
Net realized gain on investment transactions	905,905

Net Increase In Net Assets Resulting From Operations	$9,663,236

See Notes to Financial Statements.

COMMAND Funds	39

COMMAND Tax-Free Fund

Statement of Changes in Net Assets

	Year Ended June 30,
	2004	2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$8,757,331	$16,007,738
Net realized gain on investment transactions	905,905	62,913

Net increase in net assets resulting from operations	9,663,236	16,070,651

Dividends and distributions to shareholders (Note 1)	(9,663,236)	(16,070,651)

Fund share transactions (at $1 per share)
Proceeds from shares sold	6,030,389,118	5,930,677,397
Net asset value of shares issued in reinvestment of dividends and distributions	9,346,344	15,494,915
Cost of shares reacquired	(6,210,062,540)	(5,902,513,575)

Net increase (decrease) in net assets from Fund share transactions	(170,327,078)	43,658,737

Total increase (decrease)	(170,327,078)	43,658,737

Net Assets
Beginning of year	1,783,688,807	1,740,030,070

End of year	$1,613,361,729	$1,783,688,807

See Notes to Financial Statements.

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Financial Highlights

JUNE 30, 2004	ANNUAL REPORT

COMMAND Funds

COMMAND Tax-Free Fund

Financial Highlights

Year Ended June 30, 2004

Per Share Operating Performance:
Net asset value, beginning of year	$1.000

Net investment income and net realized gains	0.006
Dividends and distributions to shareholders	(0.006)

Net asset value, end of year	$1.000

Total Return(a):	0.56%
Ratios/Supplemental Data:
Net assets, end of year (000)	$1,613,362
Average net assets (000)	$1,742,101
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.58%
Expenses, excluding distribution and service (12b-1) fees	.46%
Net investment income	.50%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

See Notes to Financial Statements.

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Year Ended June 30,
2003	2002	2001	2000

$1.000	$1.000	$1.000	$1.000

0.009	0.015	0.034	0.032
(0.009)	(0.015)	(0.034)	(0.032)

$1.000	$1.000	$1.000	$1.000

0.88%	1.51%	3.42%	3.19%

$1,783,689	$1,740,030	$1,744,816	$1,429,087
$1,850,684	$1,839,473	$1,600,345	$1,515,352

.57%	.58%	.57%	.58%
.45%	.46%	.45%	.46%
.87%	1.48%	3.32%	3.15%

See Notes to Financial Statements.

COMMAND Funds	43

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of COMMAND Tax-Free Fund:

We have audited the accompanying statement of assets and liabilities of the COMMAND Tax-Free Fund (the “Fund”), including the portfolio of investments, as of June 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ending June 30, 2003 and the financial highlights for the periods presented prior to July 1, 2003, were audited by other auditors, whose report dated, August 18, 2003, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the COMMAND Tax-Free Fund as of June 30, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

August 25, 2004

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Notes to Financial Statements

COMMAND Money Fund, COMMAND Government Fund and COMMAND Tax-Free Fund (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered to holders of certain securities accounts held at designated broker-dealers that offer a sweep feature, including basic securities accounts and COMMAND, COMMAND Plus and BusinessEdge Accounts offered through Wachovia Securities LLC or Pruco Securities Corporation. The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less. The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting Policies

The following is a summary of significant generally accepted accounting principles followed by the Funds in the preparation of their financial statements.

Securities Valuation: Portfolio securities of the Funds are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Restricted Securities: The Funds may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by COMMAND Money Fund and COMMAND Tax-Free Fund at June 30, 2004 do not include registration rights under which the Funds may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

COMMAND Funds	45

Notes to Financial Statements

Cont’d

Repurchase Agreements: In connection with transactions in repurchase agreements, with United States Financial Institutions, it is the Funds’ policy that the custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discounts on debt securities, as required, is recorded on the accrual basis. The Funds amortize premiums and accrete discounts on the purchase of portfolio securities as adjustments to interest income. Expenses are recorded on an accrual basis.

Dividends and Distributions: Each Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Taxes: For federal income taxes purposes, each Fund is treated as a separate taxable entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The COMMAND Tax-Free Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Each Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of each Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly based on the following annual rates:

Average Daily Net Assets	COMMAND Money	COMMAND Government	COMMAND Tax-Free

First $500 million	.500%	.400%	.500%
Second $500 million	.425%	.400%	.425%
Third $500 million	.375%	.375%	.375%
Excess of $1.5 billion	.350%	.375%	.375%

Each Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s shares pursuant to the plan of distribution regardless of expenses actually incurred, at an annual rate of .125 of 1% of the average daily net assets of each Fund’s shares. The distribution fees are accrued daily and payable monthly.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. During the year ended June 30, 2004 the Funds incurred fees for the services of PMFS of approximately:

COMMAND Money	$3,957,500
COMMAND Government	$118,800
COMMAND Tax-Free	$177,200

COMMAND Funds	47

Notes to Financial Statements

Cont’d

As of June 30, 2004 the following approximate amounts were due to PMFS from the Funds:

COMMAND Money	$181,000
COMMAND Government	$5,800
COMMAND Tax-Free	$13,700

Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates, when applicable.

Note 4. Joint Repurchase Agreement Account

The COMMAND Government Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. At June 30, 2004, the Fund had an undivided interest of 54.93% in the repurchase agreements in the joint account. The undivided interest for the Fund represented $23,663,000 in principal amount and the value of the collateral therefore was as follows:

Greenwich Capital, 1.60% in the principal amount of $14,360,000, repurchase price $14,360,638, due 7/1/04. The value of the collateral was $14,647,734.

Merrill Lynch, 1.60% in the principal amount of $14,360,000, repurchase price $14,360,638, due 7/1/04. The value of the collateral including accrued interest was $14,648,853.

UBS Securities LLC, 1.60% in the principal amount of $14,360,000, repurchase price $14,360,639, due 7/1/04. The value of the collateral was $14,648,556.

Note 5. Distributions and Tax Information

For the years ended June 30, 2004 and June 30, 2003, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets and in the table below, was ordinary income:

	Year Ended June 30,
	2004	2003
COMMAND Money	$52,082,628	$149,623,728
COMMAND Government	$3,521,217	$10,096,945

48	Visit our website at www.jennisondryden.com

For the years ended June 30, 2004, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets for COMMAND Tax-Free Fund was $8,757,331 and $905,905 tax exempt income and ordinary income, respectively. For the year ended June 30, 2003, the tax character of dividends paid was $16,070,651 of tax-exempt income.

As of June 30, 2004, the accumulated undistributed earnings on a tax basis were $278,286 of ordinary income (including a timing difference of $229,585 for dividends payable) for COMMAND Money Fund, $92,945 of ordinary income (includes a timing difference of $29,627 for dividends payable) for COMMAND Government Fund, and $121,912 of tax-exempt income (includes a timing difference of $73,738 for dividends payable) for COMMAND Tax-Free Fund.

Note 6. Capital

The Funds offer Class A shares. The Funds may also offer Class Z and Class S shares (COMMAND Tax-Free Fund may only offer Class S). There are no Class Z or Class S shares currently issued and outstanding.

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Funds. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Trustees in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Funds.

The reports on the financial statements of the Funds audited by PricewaterhouseCoopers LLP through the year ended June 30, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope of accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Note 8. Subsequent Event

The Funds historically have served as sweep vehicles of an affiliated broker/dealer. During fiscal year 2003, the Funds were notified that they would no longer be utilized in such a manner. Consequently, Fund assets will likely decline over time.

On July 19, 2004, the Board of Trustees of the Funds approved the declaration of the return of capital final distribution in the amount of $1.00 per share, representing the distribution of all the capital of the Funds, such return of capital final distribution to be paid to all shareholders of record as of September 24, 2004. The Funds will be closed to new purchases on September 10, 2004.

COMMAND Funds	49

Federal Income Tax Information

(Unaudited)

COMMAND TAX-FREE FUND:

We are required by the Internal Revenue Code to advise you within 60 days of the COMMAND Tax-Free Fund’s fiscal year-end (June 30, 2004) as to the federal tax status of dividends and distributions paid by the Fund during such fiscal year. Accordingly, we are advising you that for the year ended June 30, 2004, dividends paid from net investment income totaling $.006 per share of which $.0054 were federally tax-exempt and $.0006 were ordinary interest dividends.

COMMAND GOVERNMENT FUND AND COMMAND MONEY FUND:

IMPORTANT NOTICE FOR CERTAIN SHAREHOLDERS

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders, provided the mutual fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 31.44% and 4.72% of the dividends paid by the COMMAND Government Fund and COMMAND Money Fund, respectively, qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

50	Visit our website at www.jennisondryden.com

Management of the Funds

(Unaudited)

Information pertaining to the Trustees of the Funds is set forth below. Trustees who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Funds are referred to as “Interested Trustees.” “Fund Complex”† consists of the Funds and any other investment companies managed by Prudential Investments LLC (PI).

Independent Trustees2

David E.A. Carson (69), Director since 20033 Oversees 90 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:4 Director of United Illuminating and UIL Holdings (utility company), since 1993.

Delayne Dedrick Gold (66), Trustee since 19823 Oversees 85 portfolios in Fund complex

Principal occupations (last 5 years): Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.

Other Directorships held:4 None.

Robert E. La Blanc (70), Trustee since 19963 Oversees 98 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:4 Trustee of Storage Technology Corporation (since 1979) (technology), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company); Director (since April 1999) of the High Yield Plus Fund, Inc.

Robin B. Smith (64), Trustee since 19963 Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (60), Trustee since 19823 Oversees 95 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

COMMAND Funds	51

Clay T. Whitehead (65), Trustee since 19993 Oversees 96 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Trustee1

Robert F. Gunia (57), Vice President and Trustee since 19963 Oversees 175 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Funds who are not also Trustees is set forth below.

Officers2

Judy A. Rice (56), President since 2003

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

William V. Healey (50) Chief Legal Officer and Secretary since 2004(3)

Principal occupations (last 5 years): Vice President and Associate General Counsel (since 1998) of Prudential; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Investments LLC; Senior Vice President, Chief Legal Officer and Secretary (since December 1998) of Prudential Investment Management Services LLC; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Mutual Fund Services LLC; Vice President and Secretary (since October 1998) of Prudential Investment Management, Inc.; Executive Vice President and Chief Legal Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Fund Services, Inc. and American Skandia Advisory Services, Inc.; Director (June 1999-June 2002 and June 2003-present) of ICI Mutual Insurance Company; prior to August 1998, Associate General Counsel of the Dreyfus Corporation (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus. Assistant Secretary (since June 2004) of the Asia Pacific Fund, Inc.

52	Visit our website at www.jennisondryden.com

Lee D. Augsburger (45) Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of Pl; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; formerly Vice President and Chief Legal Officer—Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19953

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI, Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

Jonathan D. Shain (46), Secretary since 20013

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.; formerly Attorney with Fleet Bank, N.A. (January 1997-July 1998).

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November 1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

[1]	“Interested” Trustees, as defined in the 1940 Act, by reason of employment with the Manager, (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

[2]	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

[3]	There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Trustees and/or Officer.

[4]	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

†	The Fund Complex consists of all investment companies managed by PI. The funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

Additional information about the Funds’ Trustees is included in the Funds’ Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

COMMAND Funds	53

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Funds’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson• Delayne Dedrick Gold•Robert F. Gunia•Robert E. La Blanc•Robin B. Smith• Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer •
Jonathan D. Shain, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

COMMAND Funds
	COMMAND Money Fund	COMMAND Government Fund	COMMAND Tax-Free Fund
NASDAQ	CDMXX	CDFXX	CGMXX
CUSIP	20050F103	20050R107	20050D108

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. Prospectuses for the Funds contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. Prospectuses should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

COMMAND Funds	COMMAND Money Fund	COMMAND Government Fund	COMMAND Tax-Free Fund
NASDAQ	CDMXX	CDFXX	CGMXX
CUSIP	20050F103	20050R107	20050D108

CFA    IFS-A095349    Ed. 08/2004

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-802-6469, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal year ended June 30, 2004, KPMG LLP, the Registrant’s principal accountant, billed the Registrant $15,400 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. KPMG did not serve as the Registrant’s principal accountant during fiscal year ended June 30, 2003, so no information for that fiscal year is provided.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(h) Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Command Money Fund

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary

Date August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 20, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 20, 2004

*	Print the name and title of each signing officer under his or her signature.